Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.23
Cost
Goodwill		3,474,103	-	-	-	96,843	(180,008)	3,390,938
Trademarks		1,881,199	-	-	-	114,516	(122,462)	1,873,253
Non-compete agreement		57,426	465	-	-	-	(2,999)	54,892
Outgrowers relationship		517	-	-	-	-	-	517
Patents		4,878	-	(675)	-	1,335	(1,409)	4,129
Customer relationship		1,340,251	-	-	-	156,141	(278,650)	1,217,742
Software		930,090	140	(357,470)	214,757	33,916	(34,385)	787,048
Intangible in progress		77,263	166,995	(2,757)	(204,828)	(657)	(537)	35,479
		7,765,727	167,600	(360,902)	9,929	402,094	(620,450)	7,363,998

Amortization
Non-compete agreement	46.01%	(39,336)	(11,353)	-	-	-	2,848	(47,841)
Outgrowers relationship	16.45%	(347)	(72)	-	-	-	-	(419)
Patents	8.52%	(3,824)	(448)	675	-	(834)	1,236	(3,195)
Customer relationship	6.67%	(622,106)	(101,575)	-	-	(48,487)	136,513	(635,655)
Software	43.58%	(665,504)	(226,029)	356,053	-	(21,656)	20,686	(536,450)
		(1,331,117)	(339,477)	356,728	-	(70,977)	161,283	(1,223,560)
		6,434,610	(171,877)	(4,174)	9,929	331,117	(459,167)	6,140,438

(1)	Weighted average annual remaining rate.

	Average rate (1)	12.31.21	Additions	Disposals	Business combination	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Goodwill		3,425,183	-	-	(4,026)	-	171,880	(118,934)	3,474,103
Trademarks		1,733,335	-	-	-	-	203,246	(55,382)	1,881,199
Non-compete agreement		110,208	19,609	(69,950)	-	-	-	(2,441)	57,426
Outgrowers relationship		4,740	-	(4,223)	-	11	-	(11)	517
Patents		3,518	-	(1)	-	-	1,978	(617)	4,878
Customer relationship		1,119,534	-	-	-	-	381,289	(160,572)	1,340,251
Software		770,399	118	(92,163)	-	240,679	19,111	(8,054)	930,090
Intangible in progress		98,716	209,007	-	-	(224,769)	525	(6,216)	77,263
		7,265,633	228,734	(166,337)	(4,026)	15,921	778,029	(352,227)	7,765,727

Amortization
Non-compete agreement	62.71%	(106,749)	(5,023)	69,950	-	-	-	2,486	(39,336)
Outgrowers relationship	19.48%	(4,425)	(145)	4,223	-	-	-	-	(347)
Patents	8.08%	(2,928)	(475)	-	-	-	(715)	294	(3,824)
Customer relationship	6.92%	(437,774)	(102,727)	-	-	-	(147,827)	66,222	(622,106)
Software	52.04%	(563,943)	(175,768)	79,091	-	(5,972)	(4,925)	6,013	(665,504)
		(1,115,819)	(284,138)	153,264	-	(5,972)	(153,467)	75,015	(1,331,117)
		6,149,814	(55,404)	(13,073)	(4,026)	9,949	624,562	(277,212)	6,434,610
(1)	Weighted average annual remaining rate.

Schedule of assumptions

	2024	2025	2026	2027	2028
Inflation Brazil	4.00%	3.50%	3.50%	3.40%	3.40%
Inflation - United States	2.21%	2.16%	2.16%	2.16%	2.16%
Exchange rate - BRL / USD	5.00	5.06	5.13	5.10	5.10